SHAREHOLDERS' EQUITY SHAREHOLDERS' EQUITY - Repurchase Agreements (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 01, 2019	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 01, 2018	Oct. 22, 2018	Nov. 03, 2017
Disclosure of classes of share capital [line items]
Dividends reinvested in common shares			$ 6	$ 1
Accrued liability under ASPP			$ 42	$ 0
Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled (in shares)			200,000	0
Number shares repurchased and cancelled (in shares)			(3,600,000)	0
Shares to be repurchased and cancelled under ASPP in 2019			$ (2)	$ 0
Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Authorized repurchase amount (in shares)					5,191,965		5,142,773
Percentage of public float						10.00%
Public float (in shares)						51,919,654
Repurchase of common shares (in shares)			(3,600,000)
Shares repurchased and cancelled			$ 98
Shares repurchased and cancelled (in shares)			(200,000)
Normal Course Issuer Bid Program | Share capital
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled			$ (57)
Normal Course Issuer Bid Program | Contributed surplus
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled			(4)
Normal Course Issuer Bid Program | Retained deficit
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled			(37)
Accounts Payable and Accrued Liabilities | Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Accrued liability under ASPP			4
Accounts Payable and Accrued Liabilities | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Accrued liability under ASPP			$ 38
Subsequent Event1 | Normal Course Issuer Bid Program
Disclosure of classes of share capital [line items]
Shares repurchased and cancelled		$ 140
Shares repurchased and cancelled (in shares)		(5,200,000)
Subsequent Event1 | Automatic Share Purchase Plan
Disclosure of classes of share capital [line items]
Number shares repurchased and cancelled (in shares)	1,400,000